Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents		$ 3,707	$ 10,731
Restricted cash		64	1,378
Inventory, net		11,145	14,785
Total current assets		62,419	90,828
Property, plant and equipment, net	[1]	155,818	181,377
Intangible assets, net		123,903	127,411
Land use rights, net		119,636	126,149
Long-term investments		3,248	3,699
Goodwill		2,621	2,695
Other assets		3,140	4,292
Total assets		470,785	536,451
Current liabilities
Loans attributable to related parties		268,425	232,867
Long-term payables, current		95,160	97,832
Promissory note payable			1,408
Total current liabilities		573,309	525,054
Non-current liabilities
Accrued post-employment and termination benefits		37,434	43,541
Other liabilities		5,528	6,185
Total liabilities		616,271	615,325
Commitments and contingencies
Shareholders’ Deficit
Ordinary shares (US$0.003 par value,10,000,000,000 shares authorized, 5,471,661 and 5,356,906 shares issued, 5,470,076 and 5,355,321 shares outstanding as of December 31, 2024 and December 31, 2023, respectively)	[2]	16	16
Treasury Stock (1,585 ordinary shares as of December 31, 2024 and December 31, 2023)	[2]	(500)	(500)
Additional paid-in capital		169,129	169,129
Statutory reserve		6,656	6,656
Accumulated deficit		(361,130)	(314,235)
Accumulated other comprehensive loss		6,562	6,100
Total shareholders’ deficit		(179,267)	(132,834)
Non-controlling interest		33,781	53,960
Total deficit		(145,486)	(78,874)
Total liabilities and shareholders’ deficit		470,785	536,451
Nonrelated Party [Member]
Current assets
Accounts and notes receivable, net		157	2,241
Other current assets		7,337	9,951
Current liabilities
Accounts and notes payable		14,382	14,824
Contract liabilities		2,804	2,525
Accruals and other current liabilities		51,529	47,428
Related Party [Member]
Current assets
Accounts and notes receivable, net		114	208
Amounts due from related parties		38,665	48,748
Other current assets		764	2,786
Current assets held for sale		466
Current liabilities
Accounts and notes payable		45,410	47,192
Contract liabilities		961	2,483
Accruals and other current liabilities		94,086	78,495
Current liabilities held for sale		552
Non-current liabilities
Loans attributable to related parties, non-current			$ 40,545

[1]	The carrying amounts of buildings, molds and tooling, machines and equipment and other logistic equipment pledged by FAW Jilin to secure borrowings were US$47.92 million and US$58.58 as of December 31, 2024 and 2023, respectively.
[2]	Par value of ordinary shares, treasury stock and share data have been retrospectively restated to give effect to 1-for-30 reverse stock split that is discussed in Note 1(b).